CONSOLIDATED BALANCE SHEETS (Parentheticals) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 $ / shares	Dec. 31, 2019 CNY (¥) shares
Accounts payable	$ 3,340	¥ 21,794		¥ 5,825
Advance from customers	3,290	21,466		4,805
Salary and welfare benefits payable	8,888	57,996		68,025
Other taxes payable	3,524	22,992		22,494
Current portion of deferred revenue	621	4,054
Short-term operating lease liabilities	906	5,911
Guarantee liabilities	59	387
Other current liabilities	6,370	41,564		40,913
Non-current portion of deferred revenue	28	185
Deferred tax liability	835	5,451
Long-term operating lease liabilities	620	4,048
Other non-current liabilities	$ 230	1,498		2,158
Major VIEs
Accounts payable		3,827		3,624
Advance from customers		4,649		2,677
Salary and welfare benefits payable		31,115		29,970
Other taxes payable		12,860		12,412
Current portion of deferred revenue		4,054		0
Short-term operating lease liabilities		1,025		0
Guarantee liabilities		0		0
Other current liabilities		8,795		800
Non-current portion of deferred revenue		185		0
Deferred tax liability		0		0
Long-term operating lease liabilities		978		0
Other non-current liabilities		¥ 0		¥ 0
Class A ordinary shares
Common stock, par value per share (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001
Common stock, shares authorized | shares	800,000,000	800,000,000		800,000,000
Common stock, shares issued | shares	268,202,667	268,202,667		259,836,223
Common stock, shares outstanding | shares	250,477,368	250,477,368		239,031,946
Class B ordinary shares
Common stock, par value per share (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001
Common stock, shares authorized | shares	60,000,000	60,000,000		60,000,000
Common stock, shares issued | shares	55,260,580	55,260,580		55,260,580
Common stock, shares outstanding | shares	55,260,580	55,260,580		55,260,580